UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
6/30/99

















Check here if Amendment 0;
Amendment Number:





This Amendment (Check only one.):
0
is a restatement.










0
adds new holding entries.















Institutional Investment Manager Filing this Report:















Name:
Trent Capital Management, Inc.


Address:
3101 North Elm Street




Suite 150




Greensboro, NC 27408

















Form 13F File Number:   28-






















The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
David Labiak



Title:
Chief Financial Officer



Phone:
336/282-9302 ext. 104


















Signature, Place, and Date of Signing:

























Greensboro, NC

8/2/99

[Signature]

[City, State]

[Date]















Report type (Check only one.):























1
13F HOLDINGS REPORT.	(Check here if all holdings of this reporting
manager are reported in this report.)















0
13F NOTICE.	(Check here if no holdings reported are in this report, and
all holdings are reported by other reporting manager (s).)















0
13F COMBINATION REPORT.	(Check here is a portion of the holdings for
this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)















List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
















Form 13F File Number
Name























28-





[Repeat as necessary.]











Form 13F SUMMARY PAGE

Report Summary:















Number of Other Included Managers:




















Form 13F Information Table Entry Total:



















Form 13F Information Table Value Total:
$











(thousands)


















List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state and omit the column headings and list entries.]
















No.


Form 13F File Number

Name






















28-




















[Repeat as necessary.]


























Form 13F    INFORMATIONAL    TABLE








COLUMN    1
COLUMN   2
COLUMN   3
COLUMN   4
COLUMN     5
COLUMN 6
COLUMN   7
COLUMN    8

NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
(x$1000)
SHRS  OR
PRN AMT
SH/
PRN
PUT/
CALL
INVESTMENT
DISCRETION
OTHER
MANAGERS
VOTING AUTHORITY
SOLE  SHARED  NONE
Qualcomm
COM
747525103
11084
77244
SH

Sole

77244


American Express
COM
025816109
7916
60836
SH

Sole

60836


Dollar General
COM
256669102
4790
165195
SH

Sole

165195


Mattel
COM
577081102
4144
156770
SH

Sole

156770


Unifi
COM
904677101
3850
181212
SH

Sole

181212


United Asset Management
COM
909420101
3845
169022
SH

Sole

169022


Schlumberger
COM
806857108
3792
59537
SH

Sole

59537


Nike
COM
654106103
3684
58195
SH

Sole

58195


Newell Rubbermaid
COM
651229106
3263
70177
SH

Sole

70177


Gartner Group
COM
366651107
3221
157105
SH

Sole

157105


Service Corp.Int'l
COM
817565104
2986
155110
SH

Sole

155110


Campbell Soup
COM
134429109
2907
62698
SH

Sole

62698


AMFM
COM
001693100
2864
51955
SH

Sole

51955


Brunswick
COM
117043109
2849
102215
SH

Sole

102215


Oakwood Homes
COM
674098108
2730
208035
SH

Sole

208035


Hewlett-Packard
COM
428236103
2602
25895
SH

Sole

25895


Tribune
COM
896047107
2518
28906
SH

Sole

28906


Lockheed Martin
COM
539830109
2490
66845
SH

Sole

66845


Crown Cork & Seal
COM
228255105
2393
83979
SH

Sole

83979


Johnson & Johnson
COM
478160104
2229
22754
SH

Sole

22754


Caterpillar
COM
149123101
2123
35395
SH

Sole

35395


Servicemaster
COM
81760N109
2119
113025
SH

Sole

113205


Michaels Stores
COM
594087108
1956
63872
SH

Sole

63872


Reed Int'l
COM
758212872
1947
71960
SH

Sole

71960


Claires Stores
COM
179584107
1933
75443
SH

Sole

75443


Freddie Mac
COM
313400301
1828
31520
SH

Sole

31520


Infoseek
COM
45678M107
1683
35115
SH

Sole

35115


McDonald's
COM
580135101
1655
40069
SH

Sole

40069


Equifax
COM
294429105
1606
44990
SH

Sole

44990


Petsmart
COM
716768106
1498
146175
SH

Sole

146175


Libbey
COM
529898108
1232
42491
SH

Sole

42491


Alliance Capital
COM
01854810
1219
37725
SH

Sole

37725


Fannie Mae
COM
31358610
1166
17050
SH

Sole

17050


Pimco Advisors
COM
69338P102
1047
35218
SH

Sole

35218


Sigma-Aldrich
COM
826552101
863
25065
SH

Sole

25065


Intel
COM
458140100
782
13150
SH

Sole

13150





Form 13F    INFORMATIONAL    TABLE








COLUMN    1
COLUMN   2
COLUMN   3
COLUMN   4
COLUMN     5
COLUMN 6
COLUMN   7
COLUMN    8

NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
(x$1000)
SHRS  OR
PRN AMT
SH/
PRN
PUT/
CALL
INVESTMENT
DISCRETION
OTHER
MANAGERS
VOTING AUTHORITY
SOLE  SHARED  NONE
Philip Morris
COM
71815410
781
19429
SH

Sole

19429


Harley Davidson
COM
412822108
589
10830
SH

Sole

10830


Oakley
COM
673662102
537
75375
SH

Sole

75375


Central Parking
COM
154785109
485
14185
SH

Sole

14185


Nabisco
COM
629526104
484
11202
SH

Sole

11202


Owens-Illinois
COM
690768403
477
14610
SH

Sole

14610


H.J. Heinz
COM
423074103
455
9070
SH

Sole

9070


Bank One
COM
06423A103
411
6908
SH

Sole

6908


Dionex
COM
254546104
406
10030
SH

Sole

10030


Sinclair Broadcasting
COM
829226109
366
22383
SH

Sole

22383


Bristol-Myers Squibb
COM
11012210
356
5055
SH

Sole

5055


Interpublic Group
COM
46069010
321
3710
SH

Sole

3710


PNC Bank
COM
693475105
268
4666
SH

Sole

4666


BankAmerica
COM
06605F102
245
3343
SH

Sole

3343


Revlon
COM
761525500
237
7850
SH

Sole

7850